Financial Instruments (Details) - Schedule of Credit Quality of Financial Assets - Financial Assets Neither Past Due nor Impaired [Member] - PEN (S/) S/ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 999,247	S/ 913,872
Banco de Credito del Peru [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	526,942	363,283
Banco Internacional del Peru [Member] | A [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	114,878	231,174
Banco Continental BBVA [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	118,465	97,422
Scotiabank Peru [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	76,429	79,408
Citibank del Peru [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	37,027	60,858
Banco Santander - Chile [Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	23,772	42,823
Banco de la Nacion [Member] | A [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	24,996	28,566
Banco de Bogota [Member] | AAA [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	70,513	3,555
Banco Santander Peru [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	2,280	2,563
Banco Scotiabank Chile [Member] | A+ [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	1,701	1,984
Banco Interamericano de Finanzas [Member] | A [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	215	731
Other [Member]
Cash and cash equivalents (*)
Cash and cash equivalents	[1]	S/ 2,029	S/ 1,505

[1]	The difference between the balances shown and the balances of the consolidated statement of financial position correspond to cash and remittances in transit (note 9).